Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
February 29, 2024
EGK-NPRT1-0424
1.9909903.100
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.5%
Entertainment - 5.1%
Live Nation Entertainment, Inc. (a)	973	94,362
Netflix, Inc. (a)	2,332	1,406,009
Universal Music Group NV	41,719	1,259,514
Warner Music Group Corp. Class A	20,207	705,831
		3,465,716
Interactive Media & Services - 5.4%
Alphabet, Inc. Class A (a)	20,831	2,884,260
Meta Platforms, Inc. Class A	1,516	743,037
		3,627,297
TOTAL COMMUNICATION SERVICES		7,093,013
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	7,671	188,937
Broadline Retail - 6.8%
Amazon.com, Inc. (a)	20,309	3,589,819
MercadoLibre, Inc. (a)	397	633,334
PDD Holdings, Inc. ADR (a)	2,305	287,065
Savers Value Village, Inc.	5,094	103,103
		4,613,321
Hotels, Restaurants & Leisure - 3.2%
Airbnb, Inc. Class A (a)	5,826	917,420
Booking Holdings, Inc.	100	346,883
Domino's Pizza, Inc.	778	348,816
Flutter Entertainment PLC (a)	2,298	496,176
Kura Sushi U.S.A., Inc. Class A (a)	819	77,830
		2,187,125
Specialty Retail - 0.5%
TJX Companies, Inc.	3,529	349,865
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	404	368,745
Samsonite International SA (a)(b)	96,631	337,551
		706,296
TOTAL CONSUMER DISCRETIONARY		8,045,544
CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Monster Beverage Corp.	9,041	534,323
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,718	255,260
TOTAL CONSUMER STAPLES		789,583
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	687	33,203
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	3,694	573,309
New Fortress Energy, Inc.	3,677	129,247
Range Resources Corp.	9,265	292,959
Reliance Industries Ltd. GDR (b)	8,136	579,283
		1,574,798
TOTAL ENERGY		1,608,001
FINANCIALS - 6.0%
Capital Markets - 0.2%
Ares Management Corp.	1,087	144,169
Consumer Finance - 0.1%
Capital One Financial Corp.	780	107,336
Financial Services - 4.8%
Apollo Global Management, Inc.	594	66,409
Corebridge Financial, Inc.	5,918	146,944
Fiserv, Inc. (a)	930	138,821
Global Payments, Inc.	3,320	430,604
MasterCard, Inc. Class A	2,554	1,212,537
Rocket Companies, Inc. (a)	3,159	39,677
Visa, Inc. Class A	4,233	1,196,415
		3,231,407
Insurance - 0.9%
Arthur J. Gallagher & Co.	2,071	505,179
BRP Group, Inc. (a)	3,720	103,490
		608,669
TOTAL FINANCIALS		4,091,581
HEALTH CARE - 13.9%
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc. (a)	2,055	310,490
Arcellx, Inc. (a)	486	31,989
Arrowhead Pharmaceuticals, Inc. (a)	1,892	60,733
Beam Therapeutics, Inc. (a)	590	23,299
BioMarin Pharmaceutical, Inc. (a)	217	18,723
Blueprint Medicines Corp. (a)	288	26,934
Cytokinetics, Inc. (a)	1,503	108,577
Galapagos NV sponsored ADR (a)	3,101	108,876
Gamida Cell Ltd. (a)	10,294	3,702
Gamida Cell Ltd. warrants 4/21/28 (a)	501	19
Hookipa Pharma, Inc. (a)	2,202	1,691
Immunocore Holdings PLC ADR (a)	1,298	87,252
Insmed, Inc. (a)	4,872	135,052
Janux Therapeutics, Inc. (a)	200	9,676
Krystal Biotech, Inc. (a)	239	38,113
Legend Biotech Corp. ADR (a)	1,580	102,953
Regeneron Pharmaceuticals, Inc. (a)	699	675,297
Repligen Corp. (a)	1,286	249,471
Sarepta Therapeutics, Inc. (a)	428	54,741
Seres Therapeutics, Inc. (a)	726	828
Synlogic, Inc. (a)	133	254
Vor Biopharma, Inc. (a)	2,547	5,858
XOMA Corp. (a)	2,241	54,479
		2,109,007
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	288	87,097
Boston Scientific Corp. (a)	24,566	1,626,515
Glaukos Corp. (a)	1,542	136,606
Hologic, Inc. (a)	1,185	87,453
Inspire Medical Systems, Inc. (a)	414	74,123
Lantheus Holdings, Inc. (a)	717	46,877
Masimo Corp. (a)	3,352	430,866
Penumbra, Inc. (a)	147	34,533
Pulmonx Corp. (a)	1,374	12,668
RxSight, Inc. (a)	407	22,210
		2,558,948
Health Care Providers & Services - 1.0%
HealthEquity, Inc. (a)	7,900	652,619
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	2,339	79,315
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	895	122,937
Bio-Techne Corp.	1,831	134,707
Bruker Corp.	3,665	317,169
Chemometec A/S	927	65,891
Codexis, Inc. (a)	9,081	42,227
Danaher Corp.	2,288	579,184
MaxCyte, Inc. (a)	8,721	40,117
Sartorius Stedim Biotech	912	250,661
Thermo Fisher Scientific, Inc.	873	497,767
		2,050,660
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (a)	464	552
Chugai Pharmaceutical Co. Ltd.	3,236	129,509
Eli Lilly & Co.	2,368	1,784,714
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,200	15,780
		1,930,555
TOTAL HEALTH CARE		9,381,104
INDUSTRIALS - 14.4%
Electrical Equipment - 1.6%
Eaton Corp. PLC	3,109	898,501
Nextracker, Inc. Class A	2,795	157,191
		1,055,692
Ground Transportation - 5.2%
Uber Technologies, Inc. (a)	44,291	3,521,135
Industrial Conglomerates - 1.7%
General Electric Co.	7,343	1,152,043
Machinery - 2.2%
Energy Recovery, Inc. (a)	2,192	34,261
Ingersoll Rand, Inc.	8,483	774,752
Parker Hannifin Corp.	900	481,905
Westinghouse Air Brake Tech Co.	1,409	199,078
		1,489,996
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	2,674	369,681
Professional Services - 2.3%
Equifax, Inc.	3,685	1,008,179
KBR, Inc.	3,781	226,973
RELX PLC sponsored ADR	769	33,774
TransUnion	3,418	265,339
		1,534,265
Trading Companies & Distributors - 0.9%
Ferguson PLC	3,105	646,120
TOTAL INDUSTRIALS		9,768,932
INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment, Instruments & Components - 0.9%
Flex Ltd. (a)	5,741	161,609
Jabil, Inc.	3,154	454,460
		616,069
IT Services - 1.7%
Gartner, Inc. (a)	582	270,956
MongoDB, Inc. Class A (a)	1,992	891,579
		1,162,535
Semiconductors & Semiconductor Equipment - 15.9%
Aixtron AG	4,935	136,971
Allegro MicroSystems LLC (a)	7,505	236,332
ASML Holding NV (depository receipt)	1,025	975,472
BE Semiconductor Industries NV	1,395	252,015
KLA Corp.	680	463,964
Marvell Technology, Inc.	704	50,449
Micron Technology, Inc.	3,624	328,371
Monolithic Power Systems, Inc.	338	243,374
NVIDIA Corp.	7,715	6,103,491
NXP Semiconductors NV	904	225,756
SiTime Corp. (a)	2,361	218,393
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,122	1,173,728
Universal Display Corp.	1,984	346,049
		10,754,365
Software - 16.8%
HubSpot, Inc. (a)	792	490,098
Manhattan Associates, Inc. (a)	1,892	479,300
Microsoft Corp.	23,120	9,563,354
Monday.com Ltd. (a)	797	177,739
NICE Ltd. sponsored ADR (a)	1,393	341,494
ServiceNow, Inc. (a)	338	260,713
Volue A/S (a)	9,351	22,846
		11,335,544
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	14,102	2,548,937
TOTAL INFORMATION TECHNOLOGY		26,417,450
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	3,936	67,620
TOTAL COMMON STOCKS (Cost $62,512,234)		67,262,828

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d) (Cost $5,104)	400	5,088

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $268,832)	268,778	268,832

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $62,786,170)	67,536,748
NET OTHER ASSETS (LIABILITIES) - 0.1%	53,944
NET ASSETS - 100.0%	67,590,692

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $916,834 or 1.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,088 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	5,104

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,493	38,476,526	38,215,187	19,083	-	-	268,832	0.0%
Total	7,493	38,476,526	38,215,187	19,083	-	-	268,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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